Document and Entity Information	Dec. 10, 2020
Cover [Abstract]
Entity Registrant Name	PACKAGING CORP OF AMERICA
Amendment Flag	false
Entity Central Index Key	0000075677
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 10, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-15399
Entity Tax Identification Number	36-4277050
Entity Address, Address Line One	1 North Field Court
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	(847)
Local Phone Number	482-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	PKG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false